Tax payable	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Tax payable
11.	Tax payable

	As of December 31,
	2020	2021
Uncertain tax position (Note 1 8 )	41,100	41,100
Withholding individual income tax	36,226	35,185
Value added tax	1	3,347
Other tax	—	24

Total	77,327	79,656

The Group’s revenues are subject to value-added tax at a rate o
f
6%.